Note 13 - Fair Value of Financial Instruments (Detail) - Fair Value and Carrying Value of Financial Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets:
Cash and cash equivalents	$ 45,651	$ 51,630	$ 59,751	$ 15,670
Cash and cash equivalents	45,651	51,630
Securities available for sale	94,965	85,670
Securities available for sale	94,965	85,670
Securities held to maturity	23,511	22,848
Securities held to maturity		22,847
Federal Home Loan Bank stock	6,281	6,281
Loans, net	551,383	590,964
Loans, net	564,059	599,782
Accrued interest receivable	2,057	2,872
Accrued interest receivable		2,872
Financial liabilities:
Deposits	655,064	687,886
Deposits	657,206	690,607
Other borrowed funds	14,285	20,296
Other borrowed funds	14,536	20,565
Subordinated debentures	13,500	13,500
Subordinated debentures	10,146	11,085
Accrued interest payable	1,377	1,894
Accrued interest payable	$ 1,377	$ 1,894